CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	47,613,501	40,301,979
Common stock, shares outstanding	47,613,501	40,301,979